Disclosures About Fair Value of Financial Instruments (Details) - USD ($) $ / shares in Units, $ in Millions		3 Months Ended
	Jan. 04, 2021	Mar. 31, 2021
Disclosures About Fair Value of Financial Instruments (Details) [Line Items]
Line of credit, borrowing capacity		$ 10.0
Fair value assumptions, expected term		5 years
Fair value assumptions, volatility rate		20.00%
Fair value assumptions, dividend yield		0.00%
Fair value assumptions, underlying stock price (in Dollars per share)		$ 11.65
Fair value assumptions, risk free interest rate		0.85%
Fair value assumptions, exercise price, closing price of public warrants (in Dollars per share)		$ 2.00
Fair value of the warrants	$ 30.8
Gain on fair value of private warrant liability		$ 15.0
Partner Bank [Member]
Disclosures About Fair Value of Financial Instruments (Details) [Line Items]
Line of credit, borrowing capacity		10.0
Line of credit, amount outstanding		$ 5.4
Private Warrants [Member]
Disclosures About Fair Value of Financial Instruments (Details) [Line Items]
Fair value assumptions, expected term		5 years
Fair value assumptions, volatility rate		20.00%
Fair value assumptions, dividend yield		0.00%
Fair value assumptions, underlying stock price (in Dollars per share)		$ 11.65